ACCOUNTS AND NOTES RECEIVABLE, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Notes receivable description	six to twelve months
Allowance for credit losses	$ 0	$ 0